Share Capital and Capital Surplus and Others - Details of Shares Outstanding (Detail) - shares	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of number of shares outstanding [abstract]
Issued shares	80,745,711		80,745,711	80,745,711
Treasury shares	9,418,558		7,609,263
Outstanding shares	71,327,153	73,136,448	73,136,448	71,869,828